Commitments and Contingencies - Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2014	$ 3,162
2015	1,755
2016	1,181
2017	420
2018	196
2019	8
Total future minimum lease payments	6,722
Less amount representing interest	(642)
Present value of future minimum lease payments	6,080
Less current maturities	(2,786)	(2,212)
Obligations under capital leases - long term	$ 3,294	$ 3,097